Parent only financial information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets
Cash	119,022	12,947
Short-term investments	—	121,876
Prepayments and other assets	35	—
Amounts due from related parties	4,168,615	4,288,934
Total current assets	4,287,672	4,423,757

Non-current assets
Long-term investments	69,319	48,580
Total non-current assets	69,319	48,580
Total assets	4,356,991	4,472,337

Current Liabilities
Accrued expenses and other current liabilities	146,507	64,924
Amounts due to related parties	18,925	180,698
Share of losses in excess of investments in subsidiaries	3,948,086	4,692,424
Total current liabilities	4,113,518	4,938,046

Non-current liabilities
Convertible notes payable	439,869	455,701
Total non-current liabilities	439,869	455,701
Total liabilities	4,553,387	5,393,747

SHAREHOLDERS’ DEFICIT
Class A Ordinary Shares	9	9
Class B Ordinary Shares	1	1
Additional paid-in capital	5,919,660	6,093,685
Accumulated deficit	(5,730,180)	(6,670,371)
Accumulated other comprehensive loss	(385,886)	(344,734)
Total shareholders’ deficit	(196,396)	(921,410)
Total liabilities and shareholders’ deficit	4,356,991	4,472,337

Schedule of condensed statements of comprehensive loss

	Year end of December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	(17,660)	(26,005)	(24,089)
Interest income	885	6,565	5,411
Interest expense	(514)	(3,132)	(25,608)
Foreign currency exchange gains (losses)	12,478	(14,459)	1,245
Change in fair value of an equity security	—	(16,843)	(22,451)
Share of losses from subsidiaries	(1,170,450)	(1,511,004)	(874,699)
Loss before income taxes	(1,175,261)	(1,564,878)	(940,191)
Income tax expenses	—	—	—
Net loss	(1,175,261)	(1,564,878)	(940,191)

Schedule of condensed statements of cash flows

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(22,741)	(22,893)	(43,242)
Net cash used in investing activities	(3,121,321)	(734,299)	(123,944)
Net cash provided by financing activities	3,222,206	729,767	59,177
Effect of foreign currency exchange rate changes on cash	(17,660)	(12,308)	1,934
Net increase (decrease) in cash	60,484	(39,733)	(106,075)
Cash at beginning of the year	98,271	158,755	119,022
Cash at end of the year	158,755	119,022	12,947